NET INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
NET INCOME PER SHARE
Schedule of computation of basic and diluted net income per share

	Years Ended December 31,
	2013	2012	2011
	(in thousands)
Numerator:
Net income (loss) attributable to UTStarcom Holdings Corp.	$(22,721)	$(34,385)	$13,387
Denominator:
Weighted average shares outstanding—Basic	39,127	48,513	51,491
Potentially dilutive common stock equivalents—stock options and restricted stock	—	—	150

Weighted average shares outstanding—Diluted	39,127	48,513	51,641

Net income (loss) per share attributable to UTStarcom Holdings Corp.—Basic(1)	$(0.58)	$(0.71)	$0.26

Net income (loss) per share attributable to UTStarcom Holdings Corp.—Diluted(1)	$(0.58)	$(0.71)	$0.26

(1)
Authorized share capital of the Company was amended by the consolidation of the existing 750,000,000 Ordinary Shares of US$0.00125 par value each into 250,000,000 Ordinary Shares of US$0.00375 par value each effective from March 21, 2013. The Net income (loss) per share attributable to UTStarcom Holding Corp basic and diluted for 2013, 2012 and 2011 have been recomputed to reflect the one for three reverse share split.